Shareholder Report, Average Annual Return (Details)	12 Months Ended	27 Months Ended	41 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Without Sales Load [Member] | C000239677
Average Annual Return [Line Items]
Average Annual Return, Percent	15.36%	15.43%
Without Sales Load [Member] | C000234252
Average Annual Return [Line Items]
Average Annual Return, Percent	16.14%		12.33%
MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Average Annual Return, Percent	14.88%	17.06%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.24%		12.41%
Solactive GBS Global Markets ex United States Large & Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets ex United States Large & Mid Cap Index
Average Annual Return, Percent	15.44%	16.74%
Solactive GBS United States 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS United States 1000 Index
Average Annual Return, Percent	16.28%		12.40%